4. Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2015
Consulting services	$ 90,000		$ 0
Loan from stockholders	0	$ 19,533			$ 100,000
Loans from related parties	0	63,369			$ 20,000
Repay related party debt		20,000		$ 0
Vitashower [Member]
Loans from related parties		63,369
Advances to related parties	3,155	3,155
Repay related party debt	63,369
Perfecular [Member] | Stockholder [Member]
Loan from stockholders		$ 19,533
Repay related party debt	$ 19,533